UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Kathleen Doback

Address:   180 Church Street
           Naugatuck, CT 06770


Form 13F File Number: 28-05718


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kathleen Doback
Title:  Chief Compliance Officer
Phone:  203-729-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                Naugatuck, CT                      7/13/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $111,815,929.00


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- ----------------- --------- ------------- ------------------ ---------- -------- ---------------------
                                                              VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- ----------------- --------- ------------- --------- --- ---- ---------- -------- --------- ------ ----
AKAMAI TECHNOLOGIES COM       Com               00971T101     26,852.00     1,400 X        SOLE                    1,400      0    0
AMAZON COM INC COM            Com               023135106     25,098.00       300 X        SOLE                      300      0    0
BAIDU.COM INC                 Com               056752108  3,884,061.00    12,900 X        SOLE                   12,900      0    0
BUCKLE INC                    Com               118440106     28,593.00       900 X        SOLE                      900      0    0
CERNER CP                     Com               156782104     37,374.00       600 X        SOLE                      600      0    0
DRESSER-RAND GROUP INC        Com               261608103     13,050.00       500 X        SOLE                      500      0    0
FMC CORP                      Com               302491303     14,190.00       300 X        SOLE                      300      0    0
GREEN MTN COFFEE ROASTERS     Com               393122106  6,919,996.00   117,050 X        SOLE                  117,050      0    0
MCAFEE INC                    Com               579064106     46,409.00     1,100 X        SOLE                    1,100      0    0
NETEASE COM INC SPONSORED ADR Com               64110W102  6,086,140.00   173,000 X        SOLE                  173,000      0    0
NEUTRAL TANDEM INC            Com               64128b108  1,476,000.00    50,000 X        SOLE                   50,000      0    0
PRICELINE.COM                 Com               741503403     33,465.00       300 X        SOLE                      300      0    0
PROSHARES ULTRA QQQ           Com               74347r206 21,930,360.00   575,600 X        SOLE                  575,600      0    0
PROSHARES ULTRA RUSSELL 2000  Com               74347r842 22,740,282.00 1,180,700 X        SOLE                1,180,700      0    0
PROSHARES ULTRA S&P 500       Com               74347r107 29,417,956.00 1,125,400 X        SOLE                1,125,400      0    0
QUALITY SYSTEMS INC           Com               747582104  1,720,192.00    30,200 X        SOLE                   30,200      0    0
SHANDA INTERACTIVE ENTMT      Com               81941q203  5,459,062.00   104,300 X        SOLE                  104,300      0    0
STEC INC                      Com               784774101  2,467,416.00   106,400 X        SOLE                  106,400      0    0
TECH DATA CORP                Com               878237106  2,580,819.00    78,900 X        SOLE                   78,900      0    0
VISA INC                      Com               92826c839     24,904.00       400 X        SOLE                      400      0    0
VISTAPRINT LIMITED            Com               g93762204  6,883,710.00   161,400 X        SOLE                  161,400      0    0


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